Recent accounting pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Recent Accounting Pronouncements

2 – Recent accounting pronouncements

The following recent Accounting Standards Updates (ASUs) issued by FASB were adopted by the Company during the current period.

Standard

Description

Impact

ASU 2015-17 Income Taxes, Balance Sheet Classification of Deferred Taxes

Simplifies the presentation of deferred income taxes by requiring that deferred tax liabilities and assets be classified as noncurrent in a statement of financial position, thus eliminating the requirement to separate deferred income tax liabilities and assets into current and noncurrent amounts.

The Company adopted this standard during the fourth quarter of 2015 on a retrospective basis. The current deferred income tax asset was reclassified as noncurrent and netted against the related noncurrent deferred income tax liability in the amount of $58 million and $68 million as at December 31, 2015 and 2014, respectively.

ASU 2015-03 Interest – Imputation of Interest

Simplifies the presentation of debt issuance costs by requiring that such costs be presented in the balance sheet as a deduction from the carrying amount of debt.

The Company adopted this standard during the fourth quarter of 2015 on a retrospective basis. Debt issuance costs have been reclassified from assets to Long-term debt in the amount of $42 million and $37 million as at December 31, 2015 and 2014, respectively.

The following recent ASUs issued by the FASB have an effective date after December 31, 2015 and have not been adopted by the Company.

Standard

Description

Impact

Effective date (1)

ASU 2016-01 Financial Instruments – Overall

Addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments require equity investments (except those accounted for under the equity method of accounting or those resulting in consolidation) to be measured at fair value with changes in fair value recognized in net income. The new guidance can be applied by means of a cumulative effect adjustment to the balance sheet at the beginning of the year of adoption.

The Company is evaluating the effect that the ASU will have on its Consolidated Financial Statements, if any; however, no significant impact is expected.

December 15, 2017.

ASU 2014-09 Revenue from Contracts with Customers

Establishes principles for reporting the nature, amount, timing and uncertainty of revenues and cash flows arising from an entity's contracts with customers. The basis of the new standard is that an entity recognizes revenue to represent the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance can be applied using a retrospective or the cumulative effect transition method.

The Company is evaluating the effect that the ASU will have on its Consolidated Financial Statements, if any; however, no significant impact is expected.

December 15, 2017. Early adoption is permitted.

(1)

Effective for annual and interim reporting periods beginning after the stated date.